INVESTMENT IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Mar. 31, 2026
Interest in Other Entities [Abstract]
Disclosure of joint ventures

Net book value as at March 31, 2024	$588.8
Non-cash contributions to equity accounted investees	13.0
Acquisition of control of SIMCOM (Note 2)	(131.0)
Share of after-tax profit before elimination of unrealized profits	96.2
Elimination of unrealized profits on transactions with equity accounted investees – net	(7.8)
Dividends received from equity accounted investees	(28.7)
Dividends declared but not yet received from equity accounted investees	(7.2)
Transfers and others	0.7
Foreign currency exchange differences	35.1
Net book value as at March 31, 2025	$559.1
Cash contributions to equity accounted investees	14.5
Share of after-tax profit before elimination of unrealized profits	86.9
Elimination of unrealized profits on transactions with equity accounted investees – net	(4.2)
Dividends received from equity accounted investees	(79.6)
Transfers and others	7.4
Foreign currency exchange differences	(11.4)
Net book value as at March 31, 2026	$572.7

Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2026	2025
Accounts receivable (Note 10)	$154.1	$63.2
Contract assets	29.3	22.3
Other non-current assets	51.2	39.5
Accounts payable and accrued liabilities (Note 18)	8.1	14.9
Contract liabilities	147.9	57.5

The Company’s transactions with its equity accounted investees are as follows:

	2026	2025
Revenue	$270.0	$278.7
Purchases	3.1	1.4
Other income	2.9	2.4
The compensation expense of key management for employee services recognized in income are as follows:

	2026	2025
Salaries and other short-term employee benefits	$11.3	$12.5
Post-employment benefits – defined benefit plans	3.2	2.0
Costs related to the CEO's terms of departure	11.4	6.3
Termination benefits	—	5.0
Share-based payments expense	15.7	22.2
	$41.6	$48.0